Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of equity [Abstract]
Outstanding number of shares [Text block]
Philips Group
Outstanding number of shares
in number of shares
2015 - 2017
	2015	2016	2017
Balance as of January 1	914,388,869	917,103,586	922,436,563
Dividend distributed	17,671,990	17,344,462	11,264,163
Purchase of treasury shares	(20,296,016)	(25,193,411)	(19,841,595)
Re-issuance of treasury shares	5,338,743	13,181,926	12,332,592
Balance as of December 31	917,103,586	922,436,563	926,191,723

Employee option and share plan transactions [Text block]
Philips Group
Employee option and share plan transactions
2015 - 2017
	2015	2016	2017
Shares acquired		8,601,426	15,222,662
Average market price		EUR 24.73	EUR 31.81
Amount paid		EUR 213 million	EUR 484 million
Shares delivered	5,338,743	13,181,926	12,332,592
Average price (FIFO)	EUR 30.35	EUR 25.86	EUR 27.07
Cost of delivered shares	EUR 162 million	EUR 341 million	EUR 334 million
Total shares in treasury at year-end	11,788,801	7,208,301	10,098,371
Total cost	EUR 308 million	EUR 181 million	EUR 331 million

Share capital transactions [Text block]
Philips Group
Share capital transactions
2015 - 2017
	2015	2016	2017
Shares acquired	20,296,016	16,591,985	4,618,933
Average market price	EUR 24.39	EUR 23.84	EUR 32.47
Amount paid	EUR 495 million	EUR 396 million	EUR 150 million
Reduction of treasury shares (shares)	21,361,016	18,829,985
Cancellation of treasury shares	EUR 517 million	EUR 450 million
Total shares in treasury at year-end	2,238,000		4,618,933
Total cost	EUR 55 million		EUR 150 million

Composition of net debt and group equity [Text block]
Philips Group
Composition of net debt and group equity
in millions of EUR unless otherwise stated
2015-2017
	2015	2016	2017
Long-term debt	4,095	4,021	4,044
Short-term debt	1,665	1,585	672
Total debt	5,760	5,606	4,715
Cash and cash equivalents	1,766	2,334	1,939
Net debt	3,994	3,272	2,776

Shareholders’ equity	11,607	12,546	11,999
Non-controlling interest	118	907	24
Group equity	11,725	13,453	12,023

Net debt : group equity ratio	25:75	20:80	19:81
Philips Group
Composition of net debt and group equity
in millions of EUR unless otherwise stated
2015-2017
	2015	2016	2017
Long-term debt	4,095	4,021	4,044
Short-term debt	1,665	1,585	672
Total debt	5,760	5,606	4,715
Cash and cash equivalents	1,766	2,334	1,939
Net debt	3,994	3,272	2,776

Shareholders’ equity	11,607	12,546	11,999
Non-controlling interests	118	907	24
Group equity	11,725	13,453	12,023

Net debt : group equity ratio	25:75	20:80	19:81